Group statement of changes in equity - USD ($) $ in Millions	Total	Equity share capital [member]	Capital redemption reserve [member]	Shares held by employee share trusts [member]	Other reserves [member]	Fair value reserve [member]	Fair value reserve [member] IFRS 9 [member]	Cash flow hedging reserve [member]	Currency translation reserve [member]	Retained earnings [member]	Retained earnings [member] IFRS 9 [member]	IHG shareholders' equity [member]	Non-controlling interests [member]
Impact of adopting accounting policy							$ (18)				$ 18
Beginning balance (Previously reported [member]) at Dec. 31, 2017	$ (1,354)	$ 154	$ 10	$ (5)	$ (2,874)	$ 79			$ 377	$ 898		$ (1,361)	$ 7
Beginning balance at Dec. 31, 2017	(1,354)	154	10	(5)	(2,874)	61			377	916		(1,361)	7
Loss for the year	350									349		349	1
Items that may be subsequently reclassified to profit or loss:
Gain (losses) on cash flow hedges	5							$ 5				5
Costs of hedging	(1)							(1)				(1)
Hedging (gains)/losses reclassified to financial expenses	(8)							(8)				(8)
Exchange losses on retranslation of foreign operations	44								43			43	1
Total items that may be subsequently reclassified to profit or loss	40							(4)	43			39	1
Items that will not be reclassified to profit or loss:
Losses on equity instruments classified as fair value through other comprehensive income	(14)					(14)						(14)
Re-measurement losses on defined benefit plans	8									8		8
Total items that will not be reclassified to profit or loss	(6)					(14)				8		(6)
Total other comprehensive (loss)/income for the year	34					(14)		(4)	43	8		33	1
Total comprehensive loss for the year	384					(14)		(4)	43	357		382	2
Transfer of treasury shares to employee share trusts				(19)						19
Purchase of own shares by employee share trusts	(3)			(3)								(3)
Release of own shares by employee share trusts				24						(24)
Equity-settled share-based cost, net of $3m reclassification to cash-settled awards	39									39		39
Tax related to share schemes	3									3		3
Equity dividends paid	(200)									(199)		(199)	(1)
Exchange adjustments		(8)		(1)	9
Ending balance at Dec. 31, 2018	(1,131)	146	10	(4)	(2,865)	47		(4)	420	1,111		(1,139)	8
Loss for the year	386									385		385	1
Items that may be subsequently reclassified to profit or loss:
Gain (losses) on cash flow hedges	(34)							(34)				(34)
Costs of hedging	(6)							(6)				(6)
Hedging (gains)/losses reclassified to financial expenses	38							38				38
Exchange losses on retranslation of foreign operations	(39)								(39)			(39)
Total items that may be subsequently reclassified to profit or loss	(41)							(2)	(39)			(41)
Items that will not be reclassified to profit or loss:
Losses on equity instruments classified as fair value through other comprehensive income	10					10						10
Re-measurement losses on defined benefit plans	(6)									(6)		(6)
Total items that will not be reclassified to profit or loss	4					10				(6)		4
Total other comprehensive (loss)/income for the year	(37)					10		(2)	(39)	(6)		(37)
Total comprehensive loss for the year	349					10		(2)	(39)	379		348	1
Transfer of treasury shares to employee share trusts				(19)						19
Purchase of own shares by employee share trusts	(5)			(5)								(5)
Release of own shares by employee share trusts				23						(23)
Equity-settled share-based cost, net of $3m reclassification to cash-settled awards	41									41		41
Tax related to share schemes	4									4		4
Equity dividends paid	(722)									(721)		(721)	(1)
Transaction costs relating to shareholder returns	(1)									(1)		(1)
Exchange adjustments		5			(5)
Ending balance at Dec. 31, 2019	(1,465)	151	10	(5)	(2,870)	57		(6)	381	809		(1,473)	8
Loss for the year	(260)									(260)		(260)
Items that may be subsequently reclassified to profit or loss:
Gain (losses) on cash flow hedges	3							3				3
Costs of hedging	(6)							(6)				(6)
Hedging (gains)/losses reclassified to financial expenses	(13)							(13)				(13)
Exchange losses on retranslation of foreign operations	(85)							(2)	(83)			(85)
Total items that may be subsequently reclassified to profit or loss	(101)							(18)	(83)			(101)
Items that will not be reclassified to profit or loss:
Losses on equity instruments classified as fair value through other comprehensive income	(43)					(43)						(43)
Gains on equity instruments transferred to retained earnings on disposal						(3)				3
Re-measurement losses on defined benefit plans	(7)									(7)		(7)
Tax related to pension contributions	1									1		1
Total items that will not be reclassified to profit or loss	(49)					(46)				(3)		(49)
Total other comprehensive (loss)/income for the year	(150)					(46)		(18)	(83)	(3)		(150)
Total comprehensive loss for the year	(410)					(46)		(18)	(83)	(263)		(410)
Transfer of treasury shares to employee share trusts				(14)						14
Release of own shares by employee share trusts				18						(18)
Equity-settled share-based cost, net of $3m reclassification to cash-settled awards	27									27		27
Tax related to share schemes	(1)									(1)		(1)
Exchange adjustments		5			(5)			(2)
Ending balance at Dec. 31, 2020	$ (1,849)	$ 156	$ 10	$ (1)	$ (2,875)	$ 11		$ (24)	$ 298	$ 568		$ (1,857)	$ 8